Provisions - Rollforward of provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 1,724
Other provisions, ending balance	2,125
Total
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,036
Additions	801
Amounts utilised	(325)
Unused amounts reversed	(126)
Exchange and other movements	67
Other provisions, ending balance	1,453
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	199
Additions	647
Amounts utilised	(167)
Unused amounts reversed	(50)
Exchange and other movements	27
Other provisions, ending balance	656
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	295
Additions	79
Amounts utilised	(100)
Unused amounts reversed	(29)
Exchange and other movements	24
Other provisions, ending balance	269
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	85
Additions	6
Amounts utilised	(12)
Unused amounts reversed	(26)
Exchange and other movements	5
Other provisions, ending balance	58
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	457
Additions	69
Amounts utilised	(46)
Unused amounts reversed	(21)
Exchange and other movements	11
Other provisions, ending balance	470
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	688
Net change in expected credit loss provision and other movements	(16)
Other provisions, ending balance	$ 672